INVESTMENT TAX CREDITS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
INVESTMENT TAX CREDITS
INVESTMENT TAX CREDITS

10. INVESTMENT TAX CREDITS

The Company recorded $253,000 and $482,000 related to refundable investment tax credits as a reduction of research and development expenses for the three-month period and six-month period ended June 30, 2013, respectively, and $91,000 and $1.4 million for the three-month period and six-month period ended June 30, 2012, respectively.

15. INVESTMENT TAX CREDITS

The Company is eligible to claim Canadian federal and provincial ITCs for eligible scientific research and development expenditures. The Company records ITCs based on management's best estimates of the amount to be recovered and ITCs claimed are subject to audit by the taxation authorities and accordingly, may vary by a material amount.

The Company recorded provincial refundable ITCs as a reduction of research and development expenditures of $1.7 million (including a $1.1 million favorable adjustment resulting from a statutory audit), and $0.9 million for the years ended December 31, 2012 and 2011, respectively.

The Company's non-refundable Canadian federal ITCs amount to $3.0 million and $1.8 million at December 31, 2012 and 2011, respectively, and relate to scientific research and development expenditures, which may be utilized to reduce Canadian federal income taxes payable in future years. The benefits of the non-refundable Canadian federal ITCs have not been recognized in the financial statements and will be recorded as reduction of tax expense when realized.

The non-refundable investment tax credits expire as follows (in thousands):

FEDERAL ITC
Expires in:
2030	$760
2031	1,000
2032	1,266

$3,026